Property and Equipment	9 Months Ended	12 Months Ended
	Oct. 02, 2016	Jan. 03, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 3. Property and Equipment, Net

Property and equipment consisted of the following (in millions):

	Useful Life Range in Years	October 2, 2016	January 3, 2016
Land		$14.5	$14.6
Buildings and leasehold improvements:
Buildings	1 - 20	8.3	9.8
Leasehold improvements	1 - 20	13.2	9.8
Store equipment	1 - 12	17.2	14.3
Office furniture and fixtures and vehicles:
Office furniture and fixtures	1 - 12	9.8	7.9
Vehicles	2 - 6	33.8	29.2
Tooling	7	0.5	0.1
Construction in process		3.2	3.1

Total property and equipment, gross		100.5	88.8
Accumulated depreciation		32.6	22.6

Total property and equipment, net		$67.9	$66.2

Depreciation expense was approximately $3.5 million and $10.3 million for the three and nine months ended October 2, 2016, respectively, and $3.4 million and $9.2 million for the three and nine months ended September 27, 2015, respectively.

Note 4. Property and Equipment

Property and equipment consisted of the following (in millions):

	Useful Life Range in Years	Consolidated Successor Company January 3, 2016	Consolidated Successor Company December 28, 2014
Land		$14.6	$14.6
Buildings and leasehold improvements:
Buildings	1 - 20	9.8	8.3
Leasehold improvements	1 - 20	9.8	6.1
Store equipment	1 - 12	14.3	8.4
Office furniture and fixtures and vehicles:
Office furniture and fixtures	1 - 12	7.9	4.9
Vehicles	2 - 6	29.2	21.4
Tooling	7	0.1	0.1
Construction in process		3.1	—

Total Property and equipment, gross		88.8	63.8
Accumulated depreciation		22.6	10.3

Total Property and equipment, net		$66.2	$53.5

Property and equipment includes vehicles under capital lease of approximately $25.1 million and $20.6 million and related accumulated depreciation of approximately $8.5 million and $3.8 million as of January 3, 2016 and December 28, 2014, respectively. Property and equipment values, including accumulated depreciation, reflect the acquisition accounting fair value adjustments related to the CD&R Acquisition.

Depreciation expense was approximately $12.8 million, $10.3 million and $0.1 million for the Successor Company period ended January 3, 2016, December 28, 2014 and December 29, 2013 respectively and $5.3 million for the Predecessor Company period ended December 22, 2013.

Capitalized software has an estimated useful life of three years. The amounts of total capitalized software costs, including purchased and internally developed software, included in other assets at January 3, 2016 and December 28, 2014 were approximately $2.1 million and $1.3 million, less accumulated amortization of approximately $0.8 million and $0.2 million, respectively. Amortization of these software costs was approximately $0.6 million, $0.2 million and $0.0 million for the Successor Company periods ended January 3, 2016, December 28, 2014 and December 29, 2013 and $0.2 million for the Predecessor Company period ended December 22, 2013.